Details of Significant Accounts - Capital Surplus, schedule of capital surplus (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Details of Significant Accounts
Additional paid-in capital	$ 477,415	$ 477,415
Other:
Employees’ stock option cost	9,614	8,204
Retirement of treasury shares	27,371	27,371
Subtotal	36,985	35,575
Capital surplus	$ 514,400	$ 512,990